FINANCIAL INSTRUMENTS (Concentration Risk) (Details) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017 USD ($) Rate	Jun. 30, 2016 Rate	Dec. 31, 2016 USD ($) Rate	Sep. 12, 2017 subsidiary Rate
Financial Instruments, Concentration of Risk
Loans to related parties - associated companies, long-term | $		$ 314,000		$ 330,087
Seadrill [Member]
Financial Instruments, Concentration of Risk
Loans to related parties - associated companies, long-term | $		314,000		330,700
Financial Guarantee [Member]
Financial Instruments, Concentration of Risk
Guarantee on loan facility | $		$ 235,000		$ 240,000
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Financial Instruments, Concentration of Risk
Concentration risk, percentage		18.15%	33.00%	28.00%
Net Income [Member] | Customer Concentration Risk [Member]
Financial Instruments, Concentration of Risk
Concentration risk, percentage		42.09532%	27.63664%	31.72001%
Seadrill [Member] | Subsequent Event [Member]
Financial Instruments, Concentration of Risk
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited					97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited					40.00%
Number of wholly-owned subsidiaries that own drilling units accounted for using the equity method | subsidiary					3
Agreed Proportion of temporary reduction to daily charter rate					30.00%
Agreed Temporary Reduction in Daily Time Charter Rates, Period	5 years
Agreed Period of Charter Extension following Amendments	13 months
Number of drilling rigs owned by wholly-owned subsidiaries account for using the equity method | subsidiary					3
Agreed period of extension to bank loan term	4 years